LOCAL AND FOREIGN CURRENCY - Current Assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 157,567,986	$ 137,538,613	$ 136,242,116	$ 141,263,880
Other financial assets, current	347,278	683,567
Other non-financial assets, current	16,188,965	5,948,923
Trade accounts and other accounts receivable	191,077,588	174,113,323
Accounts receivable related entities	10,835,768	9,450,263
Inventory	147,641,224	151,319,709
Current tax assets	9,815,294	2,532,056
Total Current Assets	533,474,103	481,586,454	$ 484,010,050
USD
CURRENT ASSETS
Cash and cash equivalents	16,733,249	5,917,041
Other non-financial assets, current	893,571	45,053
Trade accounts and other accounts receivable	1,431,079	863,794
Accounts receivable related entities	45,644	26,557
Inventory	6,027,076	2,197,382
Total Current Assets	25,130,619	9,049,827
EUR
CURRENT ASSETS
Cash and cash equivalents	9,722	51,401
Other non-financial assets, current	615,636
Trade accounts and other accounts receivable		52,332
Inventory		12,522
Total Current Assets	625,358	116,255
UF
CURRENT ASSETS
Other non-financial assets, current	410,203	78,623
Trade accounts and other accounts receivable	453,469	1,414,800
Total Current Assets	863,672	1,493,423
CLP
CURRENT ASSETS
Cash and cash equivalents	78,420,966	86,121,695
Other financial assets, current	275,407	355,126
Other non-financial assets, current	5,642,901	3,589,253
Trade accounts and other accounts receivable	83,328,449	73,028,244
Accounts receivable related entities	9,157,922	6,911,814
Inventory	48,320,784	50,130,341
Current tax assets	9,815,294
Total Current Assets	234,961,723	220,136,473
BRL
CURRENT ASSETS
Cash and cash equivalents	46,189,977	28,040,970
Other financial assets, current	13,498	14,040
Other non-financial assets, current	1,738,793	1,275,073
Trade accounts and other accounts receivable	79,586,461	66,585,089
Inventory	43,820,564	36,797,523
Current tax assets		2,532,056
Total Current Assets	171,349,293	135,244,751
ARS
CURRENT ASSETS
Cash and cash equivalents	3,830,199	6,726,906
Other financial assets, current	16,575	300,359
Other non-financial assets, current	3,918,728	460,125
Trade accounts and other accounts receivable	19,088,164	25,000,141
Accounts receivable related entities	1,632,202	2,511,892
Inventory	34,262,914	46,394,230
Total Current Assets	62,748,782	81,393,653
PGY
CURRENT ASSETS
Cash and cash equivalents	12,383,873	10,680,600
Other financial assets, current	41,798	14,042
Other non-financial assets, current	2,969,133	500,796
Trade accounts and other accounts receivable	7,189,966	7,168,923
Inventory	15,209,886	15,787,711
Total Current Assets	$ 37,794,656	$ 34,152,072